Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 12,453,120
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	11,387,337
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	35.00%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	35.00%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	(4,358,592)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	(3,985,568)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	4,358,592
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	3,985,568
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	$ 0